Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
September 30, 2024
HIY-NPRT3-1124
1.807726.120
Municipal Securities - 98.7%
	Principal Amount (a)	Value ($)
ALABAMA - 1.6%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2039	1,445,000	1,586,924
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,735,000	1,877,624
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	1,510,000	1,634,128
University South AL Univ Rev Series 2024 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	5,750,000	6,241,810
		11,340,486
Health Care - 0.1%
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (b)(c)	4,140,000	2,815,200
State G.O. - 1.3%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (d)	8,020,000	8,406,690
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	6,900,000	7,602,472
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,475,000	1,506,667
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	1,115,000	1,136,208
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	975,000	988,803
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (d)	23,655,000	24,081,188
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (d)	17,760,000	19,126,010
		62,848,038
TOTAL ALABAMA		77,003,724
ARIZONA - 2.1%
Education - 0.2%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (b)	910,000	500,500
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (b)	910,000	500,500
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	2,400,000	2,521,053
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	1,000,000	1,025,537
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,125,000	1,145,322
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	1,330,000	1,348,143
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	2,000,000	2,023,036
		9,064,091
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,885,000	6,599,537
General Obligations - 0.1%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	3,825,000	3,642,094
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	2,655,000	2,586,351
		6,228,445
Health Care - 0.8%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P MUNI 7DAY HIGR YIELD + 0.81%, 4.9% tender 1/1/2037 (d)(e)	2,485,000	2,416,643
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2030	1,300,000	1,449,328
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2031	1,250,000	1,407,813
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2032	1,250,000	1,424,753
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	235,000	235,975
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	295,000	280,727
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2032	8,280,000	8,636,567
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033	4,965,000	5,171,069
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	5,970,000	4,918,685
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,535,000	2,882,883
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	2,140,000	1,964,200
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	5,260,000	4,457,090
		35,245,733
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	2,689,787	2,636,292
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (d)(g)	4,580,000	4,711,723
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	2,080,000	2,217,134
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	3,105,000	3,302,896
		5,520,030
State G.O. - 0.2%
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	7,370,000	8,086,136
Transportation - 0.4%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	6,100,000	6,405,442
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	2,070,000	2,200,260
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (g)	1,450,000	1,501,576
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (g)	1,075,000	1,111,931
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (g)	910,000	946,065
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	2,900,000	3,059,386
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	3,310,000	3,478,232
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	2,070,000	2,172,648
		20,875,540
TOTAL ARIZONA		98,967,527
ARKANSAS - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033 (h)	380,000	402,489
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036 (h)	165,000	172,652
		575,141
TOTAL ARKANSAS		575,141
CALIFORNIA - 4.6%
Education - 0.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	7,200,000	7,625,922
University CA Revs 3% 5/15/2051	6,765,000	5,686,501
		13,312,423
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (g)	90,000	101,187
General Obligations - 1.6%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured)	3,250,000	2,945,497
California St Pub Wks Brd Lse 5% 8/1/2031	1,365,000	1,572,642
California St Pub Wks Brd Lse 5% 8/1/2034	2,535,000	2,892,662
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured)	1,520,000	1,239,998
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Municipal Corp Insured)	4,100,000	3,683,071
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Municipal Corp Insured)	4,140,000	3,490,172
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	155,000	155,264
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured)	3,745,000	3,269,761
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,595,000	1,724,811
Mt Diablo CA Unified Sch Dist 4% 8/1/2030	465,000	506,101
Poway CA Unified Sch Dist 0% 8/1/2032	4,885,000	3,887,293
Poway CA Unified Sch Dist 0% 8/1/2037	6,455,000	4,230,405
Poway CA Unified Sch Dist 0% 8/1/2038	6,890,000	4,310,810
Poway CA Unified Sch Dist 0% 8/1/2039	19,705,000	11,770,238
Poway CA Unified Sch Dist 0% 8/1/2046	950,000	384,517
Poway CA Unified Sch Dist 0% 8/1/2051	1,950,000	628,129
San Diego CA Uni Sch Dist 0% 7/1/2034	2,980,000	2,243,351
San Diego CA Uni Sch Dist 5.375% 7/1/2047 (i)(j)	7,205,000	6,229,543
San Marcos Unified School District 0% 8/1/2047	17,635,000	7,151,962
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured)	4,495,000	4,287,797
State of California Gen. Oblig. 5.25% 12/1/2033	150,000	150,325
State of California Gen. Oblig. 5.5% 4/1/2028	10,000	10,025
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,012
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	3,725,000	3,735,923
		70,505,309
Health Care - 0.0%
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2042	195,000	201,579
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (b)(c)	1,080,652	756,456
		958,035
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	3,006,027	2,940,109
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	8,883,811	9,439,723
		12,379,832
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	1,390,000	1,252,544
Special Tax - 0.2%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2026	1,050,000	1,069,373
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	2,185,000	2,221,416
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	985,000	999,600
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured)	4,140,000	3,875,641
		8,166,030
Tobacco Bonds - 0.2%
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2021 B 2, 0% 6/1/2066	69,825,000	8,307,562
Transportation - 1.9%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured)	3,145,000	875,652
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (g)	2,000,000	2,206,598
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (g)	1,000,000	1,109,266
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (g)	1,610,000	1,781,018
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (g)	2,900,000	3,026,565
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2026 (g)	1,350,000	1,399,543
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (g)	10,000,000	10,622,766
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (g)	7,000,000	7,360,219
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (g)	6,395,000	6,719,771
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (g)	8,530,000	9,124,528
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (g)	5,710,000	6,208,434
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	17,310,000	18,957,916
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (g)	1,000,000	1,034,937
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019B, 5% 5/1/2049	3,765,000	3,999,808
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (g)	4,940,000	5,503,898
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (g)	4,140,000	4,536,663
		84,467,582
Water & Sewer - 0.1%
Eastern Municipal Water District Financing Authority 4% 7/1/2038	1,400,000	1,459,402
Eastern Municipal Water District Financing Authority 5% 7/1/2036	1,600,000	1,806,150
Eastern Municipal Water District Financing Authority 5% 7/1/2037	1,000,000	1,124,955
		4,390,507
TOTAL CALIFORNIA		203,841,011
COLORADO - 2.1%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 4% 3/1/2047	4,420,000	4,410,288
Electric Utilities - 0.1%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	2,080,000	2,147,893
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	2,600,000	2,663,835
		4,811,728
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 4% 9/1/2035 (Pre-refunded to 9/1/2026 at 100)	1,365,000	1,404,218
Colorado Health Facilities Authority 4% 9/1/2036 (Pre-refunded to 9/1/2026 at 100)	1,075,000	1,105,886
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	1,525,000	1,651,585
		4,161,689
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,735,000	2,969,078
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,395,000	4,272,829
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	4,110,000	3,265,409
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	17,455,000	16,623,484
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,066,788
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	6,145,000	6,405,600
		34,603,188
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	750,000	762,938
Transportation - 1.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (g)	2,855,000	2,972,339
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (g)	2,440,000	2,580,377
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (g)	4,245,000	4,793,786
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (g)	4,140,000	4,345,630
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (g)	8,280,000	8,677,067
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (g)	1,185,000	1,315,281
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2036 (g)	10,000,000	10,978,119
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (g)	12,500,000	14,332,935
		49,995,534
TOTAL COLORADO		98,745,365
CONNECTICUT - 1.9%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	2,515,000	2,381,886
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) Series S, 4% 6/1/2051	1,675,000	1,627,044
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	415,000	430,845
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	290,000	307,238
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	525,000	553,615
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	330,000	347,878
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	415,000	428,892
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	1,060,000	1,104,027
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	830,000	861,062
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,400,000	1,447,007
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	1,000,000	1,030,648
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	2,500,000	2,571,062
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	620,000	636,407
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2036	895,000	914,429
		14,642,040
General Obligations - 0.6%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured) (h)	3,000,000	3,487,304
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured) (h)	1,675,000	1,967,059
Connecticut St Gen. Oblig. 3% 6/1/2038	1,850,000	1,742,354
Connecticut St Gen. Oblig. 3% 6/1/2040	1,740,000	1,575,647
Connecticut St Gen. Oblig. 4% 1/15/2039	3,305,000	3,430,320
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	1,895,000	1,918,744
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	8,385,000	8,793,652
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2038	1,000,000	1,030,872
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	1,280,000	1,263,104
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	982,443
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	1,475,000	1,366,422
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,770,000	1,608,732
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	885,000	933,186
		30,099,839
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2039 (c)(f)	3,930,000	2,554,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(f)	285,000	185,249
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (f)	1,800,000	1,708,376
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (f)	1,525,000	1,486,768
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2037	2,500,000	2,564,911
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,120,000	1,138,399
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	2,000,000	2,168,419
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	3,500,000	3,798,717
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2035	3,905,000	3,933,550
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2036	4,000,000	4,092,071
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	7,315,000	6,933,931
		30,564,891
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,405,000	1,385,961
Special Tax - 0.3%
Connecticut St Gen. Oblig. 3% 1/15/2040	3,710,000	3,371,975
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (f)	3,085,000	3,168,192
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (f)	4,865,000	4,931,446
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (f)	1,390,000	1,369,155
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (f)	900,000	958,417
		13,799,185
TOTAL CONNECTICUT		90,491,916
DISTRICT OF COLUMBIA - 1.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	9,660,000	10,550,354
Transportation - 1.0%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (g)	3,125,000	3,284,513
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (g)	1,560,000	1,664,088
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (g)	1,200,000	1,253,118
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (g)	1,855,000	1,933,452
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (g)	910,000	947,715
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (g)	2,070,000	2,150,361
Metropolitan Wash DC Arpts Ath 5% 10/1/2042 (g)	4,140,000	4,246,320
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,150,000	7,453,924
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2035	2,115,000	2,273,022
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2037	2,125,000	2,273,036
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,000,000	7,340,293
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	6,355,000	5,036,238
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	7,815,000	7,548,023
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Municipal Corp Insured)	3,600,000	2,807,677
		50,211,780
TOTAL DISTRICT OF COLUMBIA		60,762,134
FLORIDA - 6.1%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2028	2,000,000	2,106,617
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	5,015,000	3,854,297
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	905,000	951,406
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,705,000	1,782,612
		8,694,932
Electric Utilities - 0.5%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	1,810,000	1,881,318
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,975,000	2,050,479
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	830,000	845,946
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	1,490,000	1,517,447
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2035	430,000	509,758
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2034	575,000	684,554
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2036	1,000,000	1,178,576
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2037	1,500,000	1,762,578
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2034	3,000,000	3,571,584
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2035	4,000,000	4,741,939
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2036	4,000,000	4,714,305
		23,458,484
Escrowed/Pre-Refunded - 0.2%
Greater Orlando Aviation Auth 5% 10/1/2029 (Pre-refunded to 10/1/2027 at 100) (g)	2,485,000	2,622,295
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (g)	2,665,000	2,812,240
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (g)	830,000	863,875
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (Escrowed to Maturity) (g)	555,000	564,023
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (Escrowed to Maturity) (g)	1,270,000	1,340,167
		8,202,600
General Obligations - 0.6%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	830,000	843,080
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	555,000	573,084
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	1,820,000	1,871,773
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard CO FL SD Tan Proj.) Series C, 5% 7/1/2028	1,445,000	1,467,340
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	1,705,000	1,730,340
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	1,110,000	1,147,077
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2029	3,375,000	3,409,443
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2030	6,225,000	6,388,913
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2028	3,905,000	3,966,210
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	830,000	852,694
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	4,140,000	4,247,718
		26,497,672
Health Care - 1.2%
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,820,000	2,621,119
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,525,000	1,392,428
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 5% 10/1/2044	1,605,000	1,635,496
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2019B, 5% 5/15/2053	5,695,000	5,709,466
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	9,880,000	9,601,525
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	2,070,000	2,103,554
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2026	2,815,000	2,928,823
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	1,865,000	1,980,796
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,240,000	1,317,284
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2030	2,685,000	2,832,475
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2031	2,590,000	2,723,095
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	1,930,000	2,022,637
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2034	5,360,000	5,603,986
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	3,555,000	3,709,680
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	5,465,000	5,643,950
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 5% 12/1/2040	1,820,000	1,824,734
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	910,000	913,853
		54,564,901
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (d)	2,050,000	2,092,118
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	465,000	477,353
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	810,000	825,077
		1,302,430
Transportation - 3.2%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (g)	2,485,000	2,525,995
Broward Cnty FL Arpt Sys Rev 5% 10/1/2030 (g)	2,900,000	2,944,237
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (g)	2,485,000	2,521,208
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (g)	2,320,000	2,352,706
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (g)	205,000	208,634
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (g)	930,000	965,179
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (g)	830,000	873,582
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (g)	2,200,000	2,307,493
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (g)	610,000	637,876
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (g)	2,900,000	3,022,648
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (g)	1,080,000	1,124,761
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (g)	1,055,000	1,097,559
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (g)	1,240,000	1,288,139
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (g)	1,655,000	1,715,793
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (g)	1,865,000	1,931,514
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (g)	3,520,000	3,610,397
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (g)	11,675,000	12,339,093
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.5% 7/1/2053 (g)	1,250,000	1,308,809
Florida St Dept Transn Tpk Rev Series 2020 A, 3% 7/1/2035	3,540,000	3,487,310
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,500,000	1,263,264
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2036	4,155,000	4,433,094
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2037	4,525,000	4,816,314
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2038	4,710,000	4,980,463
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2035	5,300,000	5,371,019
Florida St Mid Bay Bridge Auth Series C, 5% 10/1/2030	2,705,000	2,744,646
Florida St Mid Bay Bridge Auth Series C, 5% 10/1/2040	1,655,000	1,670,166
Greater Orlando Aviation Auth 5% 10/1/2034 (g)	4,965,000	5,165,289
Greater Orlando Aviation Auth 5% 10/1/2037 (g)	5,175,000	5,359,562
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (g)	1,405,000	1,458,147
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (g)	830,000	873,582
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (g)	275,000	279,657
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (g)	385,000	405,215
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	1,200,000	1,246,569
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029 (g)	1,310,000	1,330,610
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	1,450,000	1,500,047
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (g)	1,100,000	1,115,377
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (g)	10,760,000	11,034,651
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (g)	11,860,000	12,216,971
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2034 (g)	4,895,000	5,457,505
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2036 (g)	5,100,000	5,616,288
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2028	830,000	830,834
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,560,000	3,667,846
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,020,000	3,110,446
Palm Beach Cnty FL Arpt Sys 5% 10/1/2024 (g)	1,140,000	1,140,000
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (g)	830,000	859,506
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (g)	860,000	887,623
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (g)	1,530,000	1,575,896
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (g)	1,075,000	1,105,792
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (g)	1,655,000	1,700,855
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (g)	3,555,000	3,651,472
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (g)	3,730,000	3,828,447
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (g)	3,930,000	4,029,709
		150,989,795
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2037	4,560,000	4,777,130
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2038	1,090,000	1,136,677
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2035	3,900,000	3,997,023
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2031	1,250,000	1,423,808
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	645,000	731,470
		12,066,108
TOTAL FLORIDA		287,869,040
GEORGIA - 4.4%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,515,000	1,467,145
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2028	1,000,000	1,064,692
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2029	800,000	864,387
		3,396,224
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (d)	4,320,000	3,029,395
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036 (h)	3,350,000	3,820,264
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured) (h)	1,080,000	1,248,371
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049 (h)	920,000	1,017,668
		9,115,698
General Obligations - 0.8%
Georgia St Gen. Oblig. 5% 7/1/2033	6,885,000	8,052,370
Georgia St Gen. Oblig. Series 2022A, 5% 7/1/2035	24,240,000	28,192,475
		36,244,845
Health Care - 0.8%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (d)	6,900,000	7,447,744
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	13,420,000	10,835,540
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	1,860,000	1,709,182
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2039	1,705,000	1,710,657
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	2,275,000	2,289,904
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	1,400,000	1,425,528
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	4,500,000	4,572,189
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	6,160,000	6,130,594
		36,121,338
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2021 A, 2.25% 12/1/2036	2,750,000	2,266,004
State G.O. - 2.5%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (d)	23,425,000	23,826,663
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (d)	25,000,000	25,306,695
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (d)	23,910,000	25,827,458
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (d)	35,455,000	37,873,510
		112,834,326
Transportation - 0.1%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (g)	3,230,000	3,521,009
Atlanta GA Arpt Rev 5% 7/1/2025 (g)	1,870,000	1,893,788
		5,414,797
TOTAL GEORGIA		205,393,232
HAWAII - 0.5%
Transportation - 0.4%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (g)	1,055,000	1,118,789
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (g)	1,240,000	1,311,112
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (g)	1,215,000	1,281,208
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (g)	1,240,000	1,305,188
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (g)	1,265,000	1,329,968
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (g)	9,480,000	10,117,676
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2034 (g)	750,000	769,871
		17,233,812
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035 (h)	2,575,000	3,005,697
TOTAL HAWAII		20,239,509
IDAHO - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	340,000	343,545
ILLINOIS - 15.0%
Education - 0.2%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	1,090,000	1,140,859
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	760,000	793,917
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	1,015,000	1,055,069
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	830,000	840,822
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	830,000	863,831
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	830,000	862,551
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	600,000	526,131
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2041	1,000,000	828,702
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	1,000,000	990,158
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	730,000	742,703
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	830,000	840,531
Northern IL Univ Revs Series 2020 B, 5% 4/1/2026 (Build America Mutual Assurance Co Insured)	1,400,000	1,436,413
Northern IL Univ Revs Series 2020 B, 5% 4/1/2028 (Build America Mutual Assurance Co Insured)	1,300,000	1,378,820
Northern IL Univ Revs Series 2020 B, 5% 4/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,085,832
Northern IL Univ Revs Series 2020 B, 5% 4/1/2032 (Build America Mutual Assurance Co Insured)	1,295,000	1,397,539
University of Illinois Series 2018A, 5% 4/1/2030	3,425,000	3,684,684
		18,468,562
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	3,370,000	3,416,661
Escrowed/Pre-Refunded - 0.5%
Illinois Fin Auth Rev 5% 7/1/2030 (Pre-refunded to 7/1/2026 at 100)	590,000	614,081
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2035 (Pre-refunded to 8/15/2026 at 100)	420,000	436,913
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2036 (Pre-refunded to 8/15/2026 at 100)	1,685,000	1,752,852
Illinois Fin Auth Rev Series 2016 A, 5.25% 8/15/2031 (Pre-refunded to 8/15/2026 at 100)	495,000	517,175
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	30,000	30,871
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	635,000	653,441
Illinois Finance Authority Rev Series 2016 C, 4% 2/15/2041	20,090,000	19,863,179
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity)	745,000	704,533
		24,573,045
General Obligations - 6.2%
Chicago IL Brd Ed 5% 12/1/2024	4,770,000	4,777,547
Chicago IL Brd Ed 5% 12/1/2025	2,725,000	2,760,583
Chicago IL Brd Ed 5% 12/1/2026	800,000	820,871
Chicago IL Brd Ed 5% 12/1/2030	2,105,000	2,170,545
Chicago IL Brd Ed 6.5% 12/1/2046	660,000	686,683
Chicago IL Brd Ed 7% 12/1/2046 (f)	2,320,000	2,508,916
Chicago IL Brd Ed Series 2015 C, 5.25% 12/1/2039	1,405,000	1,406,004
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2036	95,000	97,001
Chicago IL Brd Ed Series 2017C, 5% 12/1/2034	1,245,000	1,275,993
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	830,000	840,838
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	830,000	851,653
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	3,915,000	4,109,896
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	1,655,000	1,719,615
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	950,000	984,586
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,140,000	1,178,832
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	830,000	855,402
Chicago IL Brd Ed Series 2019 A, 4% 12/1/2027	5,000,000	5,031,396
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	2,910,000	3,054,865
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2027	1,625,000	1,687,326
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	2,000,000	2,099,564
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,300,000	1,358,092
Chicago IL Brd Ed Series D, 5% 12/1/2024	1,030,000	1,031,630
Chicago IL Brd Ed Series D, 5% 12/1/2031	3,565,000	3,669,688
Chicago IL Gen. Oblig. 5.25% 1/1/2038	11,380,000	12,457,496
Chicago IL Gen. Oblig. 5.5% 1/1/2039	12,000,000	13,241,862
Chicago IL Gen. Oblig. 5.5% 1/1/2040	6,750,000	7,414,951
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	1,000,000	1,045,008
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	430,000	447,523
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,175,000	3,399,108
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	3,555,000	3,844,118
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	3,760,000	4,045,626
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,335,000	5,788,289
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	2,320,000	2,421,729
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	3,020,000	3,153,694
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2029	3,760,000	3,925,662
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2030	4,140,000	4,326,761
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2021 A, 2% 1/1/2039	4,475,000	3,431,258
Illinois St Gen. Oblig. 5% 2/1/2027	5,585,000	5,866,070
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	230,000	248,880
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	4,600,000	5,009,259
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	4,490,000	5,053,350
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2033	6,690,000	7,491,823
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	5,110,000	5,695,436
Illinois St Gen. Oblig. Series APRIL 2014, 5% 4/1/2028	1,895,000	1,903,639
Illinois St Gen. Oblig. Series FEBRUARY 2014, 5.25% 2/1/2031	360,000	361,893
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	995,000	1,030,146
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	2,750,000	3,052,958
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	1,500,000	1,659,748
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,220,000	2,448,887
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	5,450,000	5,992,163
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	4,500,000	4,930,537
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	5,500,000	6,004,538
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,635,000	8,096,043
Illinois St Gen. Oblig. Series MAY 2014, 5% 5/1/2028	1,780,000	1,787,858
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,865,000	4,247,545
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	11,295,000	12,330,091
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	8,085,000	8,983,932
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	3,550,000	3,928,746
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,770,000	1,950,753
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	4,360,000	4,804,094
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	320,000	349,941
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	1,020,000	1,165,820
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,170,000	3,601,641
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	3,160,000	3,554,749
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	2,795,000	3,113,908
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	2,000,000	2,196,599
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	16,015,000	17,924,065
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2039 (h)	5,550,000	6,203,607
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2034	5,795,000	5,920,974
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2035	4,140,000	4,226,733
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 5% 2/1/2036	7,120,000	7,260,755
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,000,000	772,872
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,235,000	2,385,603
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,350,000	2,514,889
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	4,350,000	4,080,063
		282,071,219
Health Care - 4.0%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032	950,000	951,840
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	1,215,000	1,218,309
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2033	225,000	229,392
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	5,160,000	5,209,261
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	5,110,000	5,392,521
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	12,595,000	13,237,292
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	3,660,000	3,840,518
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	2,920,000	3,059,492
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	1,535,000	1,604,156
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2030	4,490,000	4,614,017
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2031	3,620,000	3,715,863
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2032	3,520,000	3,610,288
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,420,000	1,462,481
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	835,000	857,102
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	25,725,000	24,934,499
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	34,525,000	35,300,650
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2035	1,985,000	2,008,383
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,040,000	1,071,453
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2030	2,200,000	2,261,536
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	2,380,000	2,381,374
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	1,160,000	1,160,729
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 5% 11/15/2034	415,000	419,043
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	735,000	726,302
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2031	6,095,000	6,387,155
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2032	5,000,000	5,219,694
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2034	6,220,000	6,472,858
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2036	8,680,000	8,993,947
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	1,340,000	1,070,286
Illinois Finance Authority Rev (Northshore University Health System Proj.) Series 2020A, 3.25% 8/15/2049	8,905,000	7,259,547
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	5,040,000	4,158,485
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	10,870,000	8,558,849
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	3,500,000	3,732,175
		171,119,497
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	760,000	684,827
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	5,857,562	5,314,819
		5,999,646
Special Tax - 1.9%
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	2,485,000	2,729,692
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	2,030,000	2,223,207
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	4,230,000	4,046,949
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	1,125,000	1,053,098
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured)	13,280,000	8,441,715
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051	10,845,000	3,292,579
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured)	1,690,000	1,147,262
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured)	2,645,000	1,718,516
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured)	41,985,000	19,539,941
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured)	8,205,000	3,634,200
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured)	25,250,000	10,641,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured)	2,890,000	1,158,822
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured)	3,000,000	1,144,491
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	7,330,000	7,319,265
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	560,000	541,607
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	2,000,000	1,889,233
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	830,000	848,154
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	2,755,000	2,874,291
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	295,000	313,487
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	560,000	588,601
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	330,000	345,557
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	7,305,000	8,249,352
		83,741,296
Transportation - 1.7%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (g)	1,655,000	1,684,545
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	1,305,000	1,308,994
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	1,655,000	1,683,778
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	2,235,000	2,272,118
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (g)	2,475,000	2,567,951
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (g)	2,070,000	2,147,267
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	495,000	517,420
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	495,000	516,334
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	2,925,000	3,051,067
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (g)	2,235,000	2,308,450
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	540,000	561,551
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,255,000	2,298,411
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (g)	3,360,000	3,461,242
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	1,740,000	1,803,811
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (g)	2,485,000	2,557,608
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (g)	3,090,000	3,176,403
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (g)	1,655,000	1,698,985
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (g)	1,655,000	1,698,985
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	7,080,000	7,320,771
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2042 (g)	1,655,000	1,687,250
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (g)	290,000	302,384
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (g)	330,000	343,080
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2048 (g)	2,215,000	2,274,606
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (g)	3,790,000	3,875,962
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (g)	1,210,000	1,324,321
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2044 (g)	2,625,000	2,974,341
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2034	5,050,000	5,145,229
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2034	2,610,000	2,659,218
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2046 (g)	1,985,000	1,987,132
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (g)	2,185,000	2,245,554
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2048 (g)	9,030,000	9,152,624
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	255,000	257,640
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	205,000	211,425
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,260,000	1,341,290
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2036	1,000,000	1,118,701
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	350,000	389,055
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	2,390,000	2,628,795
		82,554,298
Water & Sewer - 0.3%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	2,775,000	2,919,132
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2035	3,900,000	4,067,915
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	5,850,000	6,532,436
		13,519,483
TOTAL ILLINOIS		685,463,707
INDIANA - 1.3%
Education - 0.4%
Purdue University Series DD, 5% 7/1/2034	995,000	1,069,189
Purdue University Series DD, 5% 7/1/2035	1,960,000	2,099,172
Purdue University Series DD, 5% 7/1/2036	2,130,000	2,275,984
Purdue University Series DD, 5% 7/1/2037	1,970,000	2,100,295
Purdue University Series DD, 5% 7/1/2038	2,345,000	2,492,567
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2038	260,000	260,760
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	6,035,000	5,722,704
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	460,000	477,965
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2038	1,510,000	1,514,413
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	1,805,000	1,948,057
		19,961,106
Health Care - 0.7%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	775,000	763,837
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2033	1,000,000	1,123,594
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2034	1,550,000	1,751,196
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2035	1,150,000	1,295,637
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	495,000	537,328
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	3,575,000	3,903,070
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	20,960,000	20,198,928
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	1,075,000	1,118,474
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2028	2,535,000	2,643,328
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	1,240,000	1,293,328
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	1,160,000	1,207,190
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (f)	2,045,000	1,812,667
		37,648,577
Transportation - 0.2%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (g)	830,000	834,192
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (g)	830,000	833,312
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (g)	1,010,000	1,013,488
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (g)	2,300,000	2,306,324
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 I, 5% 1/1/2044	5,100,000	5,443,338
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (g)	875,000	894,405
		11,325,059
TOTAL INDIANA		68,934,742
IOWA - 0.1%
Education - 0.1%
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2026 (g)	1,850,000	1,912,202
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2027 (g)	1,965,000	2,058,289
		3,970,491
Health Care - 0.0%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2019 A 1, 4% 5/15/2055	2,000,000	1,695,820
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	450,000	453,561
TOTAL IOWA		6,119,872
KENTUCKY - 1.4%
General Obligations - 0.2%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	830,000	861,685
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	4,510,000	4,874,147
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	1,185,000	1,265,946
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	915,000	976,644
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	1,045,000	1,115,595
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	615,000	654,933
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	520,000	553,141
		10,302,091
Health Care - 0.4%
Ashland KY Med Ctr Rev (King's Daughters Medical Center Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	2,545,000	2,246,369
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	2,995,000	3,122,013
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	1,000,000	1,070,951
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,000,000	1,042,408
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,405,000	2,559,697
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2038	2,300,000	2,435,499
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	1,695,000	1,761,301
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	2,030,000	2,214,378
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	8,660,000	6,929,315
		23,381,931
State G.O. - 0.7%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	7,030,000	7,561,962
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (d)	10,000,000	10,096,240
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (d)	13,375,000	14,864,313
		32,522,515
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	1,310,000	1,345,216
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	1,240,000	1,268,417
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	1,240,000	1,267,435
		3,881,068
TOTAL KENTUCKY		70,087,605
LOUISIANA - 0.7%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	1,655,000	1,736,182
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,175,000	1,231,299
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2030	2,320,000	2,426,300
		5,393,781
Health Care - 0.1%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 5% 7/1/2047	1,950,000	1,995,148
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2037	1,615,000	1,716,928
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	1,260,000	1,334,618
		5,046,694
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	1,550,000	1,711,076
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2027 (g)	330,000	342,985
New Orleans LA Aviation Board 5% 1/1/2027 (g)	415,000	431,330
New Orleans LA Aviation Board 5% 1/1/2028 (g)	595,000	616,690
New Orleans LA Aviation Board 5% 1/1/2028 (g)	205,000	212,473
New Orleans LA Aviation Board 5% 1/1/2031 (g)	530,000	545,841
New Orleans LA Aviation Board 5% 1/1/2032 (g)	330,000	338,683
New Orleans LA Aviation Board 5% 1/1/2033 (g)	580,000	594,721
New Orleans LA Aviation Board 5% 1/1/2033 (g)	850,000	871,574
New Orleans LA Aviation Board 5% 1/1/2034 (g)	180,000	184,444
New Orleans LA Aviation Board 5% 1/1/2034 (g)	1,020,000	1,045,181
New Orleans LA Aviation Board 5% 1/1/2035 (g)	330,000	337,848
New Orleans LA Aviation Board 5% 1/1/2036 (g)	775,000	792,462
New Orleans LA Aviation Board 5% 1/1/2037 (g)	1,275,000	1,301,974
New Orleans LA Aviation Board Series B, 5% 1/1/2029 (g)	4,295,000	4,310,139
New Orleans LA Aviation Board Series B, 5% 1/1/2031 (g)	2,070,000	2,075,895
		14,002,240
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 5% 2/1/2042 (Build America Mutual Assurance Co Insured)	10,390,000	11,251,842
TOTAL LOUISIANA		37,405,633
MAINE - 0.4%
Education - 0.2%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	375,000	376,935
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	580,000	590,944
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	415,000	421,810
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	835,000	846,723
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	270,000	279,370
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	420,000	442,892
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	330,000	346,806
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	830,000	869,768
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	630,000	659,251
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	8,585,000	9,601,472
		14,435,971
General Obligations - 0.0%
Brunswick ME 2.5% 11/1/2039	720,000	593,897
Health Care - 0.2%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,935,000	1,735,439
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2046	3,180,000	2,691,158
		4,426,597
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev 5% 7/1/2032	870,000	882,410
Maine St Tpk Auth Tpk Rev 5% 7/1/2038	555,000	560,318
		1,442,728
TOTAL MAINE		20,899,193
MARYLAND - 1.0%
Education - 0.2%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	2,150,000	2,222,933
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	2,275,000	2,350,886
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	2,410,000	2,489,650
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	2,555,000	2,631,371
		9,694,840
General Obligations - 0.6%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	3,625,000	3,466,144
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,970,000	1,869,222
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,285,000	1,224,791
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,015,000	1,165,545
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2038	2,935,000	3,344,640
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2039	3,085,000	3,494,458
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2042	3,315,000	3,707,107
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2035	10,210,000	11,806,847
		30,078,754
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	6,445,000	4,947,791
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,430,000	1,354,429
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2035	575,000	586,831
		6,889,051
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,900,000	1,914,330
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2025	1,000,000	1,027,514
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,280,000	1,277,908
		2,305,422
Transportation - 0.1%
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	1,035,000	1,095,708
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,655,000	1,736,526
		2,832,234
TOTAL MARYLAND		53,714,631
MASSACHUSETTS - 4.1%
Education - 1.6%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2037	1,720,000	1,973,535
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	12,425,000	10,743,922
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	9,360,000	9,467,415
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	12,200,000	11,108,843
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2019, 5% 9/1/2059	5,865,000	6,149,234
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (g)	1,000,000	1,045,109
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (g)	1,915,000	2,012,371
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	830,000	862,845
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	1,240,000	1,286,673
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	1,340,000	1,389,138
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	8,995,000	9,065,938
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	1,360,000	1,378,378
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2034	1,325,000	1,360,228
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2035	1,000,000	1,025,040
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	830,000	854,663
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	875,000	900,370
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	920,000	945,823
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	1,015,000	1,038,798
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	1,065,000	1,088,361
Massachusetts St Dev Fin Agy Rv (Williams College, MA Proj.) Series 2024 V, 5% 7/1/2035	10,000,000	11,980,355
		75,677,039
General Obligations - 0.9%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	30,000,000	33,742,482
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	4,175,000	4,404,939
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,670,000	6,058,340
		44,205,761
Health Care - 0.6%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	830,000	777,680
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	8,280,000	8,295,051
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2030	3,210,000	3,435,974
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	3,500,000	3,707,759
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2041	1,925,000	1,942,604
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,385,000	1,421,376
		19,580,444
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2032	2,235,000	2,543,855
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2033	2,500,000	2,839,923
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,260,000	1,428,324
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	3,180,000	3,594,593
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	5,900,000	6,302,214
		16,708,909
Transportation - 0.7%
Massachusetts St Port Auth Rev 5% 7/1/2039 (g)	4,480,000	4,835,293
Massachusetts St Port Auth Rev 5% 7/1/2040 (g)	2,835,000	3,046,337
Massachusetts St Port Auth Rev 5% 7/1/2051 (g)	10,000,000	10,467,654
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	1,740,000	1,797,422
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	895,000	923,977
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	1,300,000	1,336,974
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2038 (g)	2,875,000	3,119,381
Massachusetts St Port Auth Rev Series B, 5% 7/1/2043 (g)	7,110,000	7,205,979
		32,733,017
TOTAL MASSACHUSETTS		188,905,170
MICHIGAN - 1.5%
Education - 0.5%
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	8,540,000	8,941,873
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	13,450,000	14,000,967
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,165,000	1,251,130
		24,193,970
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,364
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	180,000	184,056
Michigan St Hosp Fin Auth Rev Series 2008C, 5% 12/1/2032 (Pre-refunded to 12/1/2027 at 100)	130,000	139,997
		334,417
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	2,600,000	2,718,449
Portage MI Pub Schs 5% 11/1/2031	2,090,000	2,156,471
Portage MI Pub Schs 5% 11/1/2036	205,000	210,685
		5,085,605
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2038	1,515,000	1,526,348
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,780,000	2,211,654
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,945,000	2,007,688
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	2,105,000	2,207,566
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	3,935,000	3,217,687
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	1,110,000	1,173,066
		12,344,009
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,350,000	1,350,652
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	4,870,000	3,547,115
		4,897,767
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	2,570,000	2,679,151
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,545,000	2,360,561
Transportation - 0.3%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,020,000	1,038,839
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	995,000	1,011,701
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,050,924
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (g)	495,000	518,341
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (g)	580,000	604,126
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (g)	660,000	685,133
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (g)	540,000	559,011
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	355,000	371,195
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (g)	3,645,000	3,884,986
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	580,000	609,769
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	540,000	566,787
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (g)	420,000	438,612
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (g)	495,000	515,860
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (g)	540,000	561,838
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (g)	705,000	731,156
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (g)	830,000	852,379
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,254,224
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	310,000	327,501
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	315,000	332,346
		15,914,728
Water & Sewer - 0.2%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2043	2,030,000	2,126,756
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	8,725,000	9,091,226
		11,217,982
TOTAL MICHIGAN		79,028,190
MINNESOTA - 1.0%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	615,000	646,049
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	1,370,000	1,385,937
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2030 (g)	3,800,000	4,079,282
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2031 (g)	4,200,000	4,521,358
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2032 (g)	4,400,000	4,756,301
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	520,000	520,888
		15,909,815
Health Care - 0.3%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	6,000,000	6,142,691
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2029	2,345,000	2,372,879
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2025 (North Memorial Med Center, MN Guaranteed)	660,000	663,887
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (d)(f)	3,665,000	3,616,948
		12,796,405
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	2,549,181	2,093,075
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	1,015,000	1,096,891
		3,189,966
State G.O. - 0.4%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (d)	18,275,000	18,522,602
TOTAL MINNESOTA		50,418,788
MISSISSIPPI - 0.1%
Industrial Development - 0.1%
Mississippi Business Fin Corp Exempt Facs Rev (Enviva Inc Proj.) 7.75% tender 7/15/2047 (b)(c)(d)	5,076,038	2,436,498
MISSOURI - 0.9%
Education - 0.2%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 4% 10/1/2048	1,455,000	1,420,828
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 5% 10/1/2046	5,575,000	5,866,733
		7,287,561
Health Care - 0.5%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	580,000	606,515
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	870,000	907,454
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	1,725,000	1,787,901
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	830,000	832,255
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	830,000	832,757
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2029	1,025,000	1,040,578
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2031	2,150,000	2,180,366
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2033	2,375,000	2,405,599
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2036	2,235,000	2,262,967
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2017, 5% 9/1/2048	1,000,000	1,006,370
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	3,325,000	3,367,527
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2049	2,665,000	2,696,239
		19,926,528
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	460,000	464,622
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,685,000	2,669,115
		3,133,737
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2033	2,390,000	2,594,045
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2034	1,750,000	1,895,689
		4,489,734
Water & Sewer - 0.0%
Kansas City MO Wtr Rev 4% 12/1/2042	1,200,000	1,224,358
TOTAL MISSOURI		36,061,918
MONTANA - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,010,000	3,225,493
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	285,000	288,382
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series B 1, 4% 12/1/2048	95,000	94,854
		383,236
TOTAL MONTANA		3,608,729
NEBRASKA - 0.7%
Education - 0.1%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	830,000	848,220
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	570,000	596,660
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,795,000	1,359,349
		2,804,229
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	2,050,000	2,092,599
Escrowed/Pre-Refunded - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (g)	145,000	148,155
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (g)	530,000	553,235
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (Pre-refunded to 12/15/2026 at 100) (g)	375,000	391,440
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (Pre-refunded to 12/15/2026 at 100) (g)	555,000	579,331
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (Pre-refunded to 12/15/2026 at 100) (g)	290,000	302,714
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (Pre-refunded to 12/15/2026 at 100) (g)	295,000	307,933
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (g)	745,000	777,661
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (Pre-refunded to 12/15/2026 at 100) (g)	190,000	198,330
		3,258,799
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049	1,045,000	1,045,441
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049	975,000	970,037
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,050,000	1,049,747
		3,065,225
State G.O. - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (d)	15,135,000	16,232,548
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (g)	185,000	189,245
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (g)	660,000	688,182
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (g)	455,000	473,236
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (g)	685,000	708,810
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (g)	360,000	371,700
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (g)	365,000	376,194
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (g)	910,000	935,997
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (g)	230,000	236,250
		3,979,614
TOTAL NEBRASKA		31,433,014
NEVADA - 0.2%
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	3,710,000	3,405,623
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	705,000	710,947
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,043,226
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	2,605,000	2,681,996
		3,725,222
TOTAL NEVADA		7,841,792
NEW HAMPSHIRE - 1.9%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5% 11/1/2043 (g)	3,615,000	3,839,302
Health Care - 1.5%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	3,855,000	3,193,635
National Fin Auth NH Rev (Presbyterian Homes, PA Proj.) Series 2023 A, 5.25% 7/1/2048	1,480,000	1,585,165
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	1,590,000	1,590,189
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	895,000	958,276
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	855,000	909,718
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	850,000	899,262
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2029	3,275,000	3,518,609
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2030	2,125,000	2,274,593
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2031	4,750,000	5,067,348
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2032	3,185,000	3,388,267
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	2,900,000	3,075,478
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	4,415,000	4,677,074
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2035	4,635,000	4,902,552
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2036	4,870,000	5,139,511
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	4,290,000	4,515,436
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 4% 7/1/2032	2,295,000	2,275,502
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 5% 7/1/2025	980,000	980,384
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 5% 7/1/2027	415,000	415,173
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	2,010,000	1,976,417
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2024	1,755,000	1,755,000
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	1,740,000	1,770,850
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2029	5,525,000	5,704,506
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2031	4,315,000	4,443,561
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2033	3,355,000	3,450,552
		68,467,058
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,700,706	5,786,943
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	10,457,571	10,301,531
		16,088,474
TOTAL NEW HAMPSHIRE		88,394,834
NEW JERSEY - 6.1%
Education - 1.0%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	860,000	893,685
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	2,105,000	2,185,244
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,070,641
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	1,075,000	1,111,149
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	3,185,000	3,459,798
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (g)	830,000	858,258
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (g)	3,495,000	3,560,808
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (g)	1,035,000	1,070,238
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (g)	2,475,000	2,694,812
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2032 (g)	2,475,000	2,696,615
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2033 (g)	2,400,000	2,619,296
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (g)	3,420,000	3,700,711
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (g)	4,610,000	5,019,427
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2032 (g)	11,000,000	11,984,954
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	1,740,000	1,793,249
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	1,985,000	2,044,526
		46,763,411
Escrowed/Pre-Refunded - 0.1%
New Jersey Economic Dev Auth Rev 5.25% 6/15/2027	6,525,000	6,623,048
New Jersey Health Care Series 2016 A, 5% 7/1/2029 (Pre-refunded to 7/1/2026 at 100)	580,000	602,156
		7,225,204
General Obligations - 3.4%
Englewood NJ Gen. Oblig. Series 2021, 2% 2/1/2031	1,670,000	1,481,403
Lyndhurst Twp NJ Sch Dist 2% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	832,613
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	2,680,000	2,831,754
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	8,255,000	8,231,517
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	8,915,000	9,497,188
New Jersey St Gen. Oblig. 2% 6/1/2030	3,745,000	3,406,499
New Jersey St Gen. Oblig. 2% 6/1/2032	3,155,000	2,727,536
New Jersey St Gen. Oblig. 2% 6/1/2036	1,775,000	1,405,282
New Jersey St Gen. Oblig. 5% 6/1/2029	3,685,000	4,099,655
New Jersey Trans Trust Fund Auth 0% 12/15/2027	9,485,000	8,628,037
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Financial Guaranty Ins CO Insured)	1,200,000	983,454
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured)	7,625,000	5,624,237
New Jersey Trans Trust Fund Auth 0% 12/15/2034	2,220,000	1,572,951
New Jersey Trans Trust Fund Auth 0% 12/15/2038	1,500,000	881,608
New Jersey Trans Trust Fund Auth 4% 6/15/2035	1,500,000	1,556,956
New Jersey Trans Trust Fund Auth 4% 6/15/2040	1,680,000	1,711,802
New Jersey Trans Trust Fund Auth 4% 6/15/2045	7,950,000	7,980,096
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,865,000	4,826,103
New Jersey Trans Trust Fund Auth 5% 12/15/2033	680,000	745,189
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,810,000	6,563,885
New Jersey Trans Trust Fund Auth 5% 6/15/2033	2,980,000	3,350,330
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,635,000	1,837,126
New Jersey Trans Trust Fund Auth 5% 6/15/2034	1,060,000	1,187,195
New Jersey Trans Trust Fund Auth 5% 6/15/2035	490,000	543,124
New Jersey Trans Trust Fund Auth 5% 6/15/2039	3,000,000	3,273,167
New Jersey Trans Trust Fund Auth 5.25% 6/15/2043	19,165,000	20,470,944
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2050	1,885,000	1,957,188
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	5,030,000	5,170,554
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	5,410,000	5,533,946
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	7,290,000	7,394,254
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	8,500,000	9,750,200
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2034	7,460,000	8,484,993
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	2,215,000	2,495,823
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	4,235,000	4,754,485
		151,791,094
Health Care - 0.2%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (b)(f)	910,000	676,049
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (b)(f)	1,000,000	655,357
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	2,400,000	2,228,282
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	2,865,000	2,884,482
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	300,000	312,229
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	830,000	860,783
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	620,000	645,692
		8,262,874
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	1,485,000	1,497,884
Transportation - 1.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	2,250,000	2,332,407
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	1,865,000	1,927,519
New Jersey Turnpike Authority 4% 1/1/2035	2,295,000	2,522,675
New Jersey Turnpike Authority 4.25% 1/1/2043	1,680,000	1,746,915
New Jersey Turnpike Authority 4.5% 1/1/2048	20,000,000	20,789,140
New Jersey Turnpike Authority 5% 1/1/2033	4,585,000	5,337,420
New Jersey Turnpike Authority 5% 1/1/2034	2,750,000	3,241,522
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042 (h)	4,305,000	4,860,490
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043 (h)	4,525,000	5,099,527
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044 (h)	6,035,000	6,788,690
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045 (h)	5,385,000	6,039,116
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	3,500,000	3,605,239
		64,290,660
TOTAL NEW JERSEY		279,831,127
NEW MEXICO - 0.0%
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	275,000	287,330
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	205,000	211,364
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	215,000	218,515
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	425,000	427,903
		1,145,112
Housing - 0.0%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 D, 3.75% 1/1/2050	1,065,000	1,068,959
TOTAL NEW MEXICO		2,214,071
NEW YORK - 9.1%
Education - 0.8%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	3,310,000	2,525,552
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	20,395,000	23,193,298
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	1,035,000	1,058,640
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	1,035,000	1,057,995
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	785,000	839,129
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,210,000	2,307,104
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	5,710,000	5,869,484
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	830,000	845,053
		37,696,255
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (d)	1,750,000	1,725,434
General Obligations - 0.1%
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	5,215,000	5,627,079
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2035	1,465,000	1,485,506
		7,112,585
Health Care - 0.2%
New York St Dorm Auth Revs Non St Supportd Debt (Orange Regional Medical Center Proj.) 5% 12/1/2024 (f)	1,100,000	1,099,626
New York St Dorm Auth Revs Non St Supportd Debt (Orange Regional Medical Center Proj.) 5% 12/1/2025 (f)	1,200,000	1,204,823
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,214,609
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,625,232
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (f)	750,000	712,570
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	1,150,000	1,003,047
		6,859,907
Housing - 0.1%
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,925,000	1,566,460
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	2,680,000	1,892,890
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032	545,000	539,578
		3,998,928
Industrial Development - 0.6%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	26,320,000	26,361,704
Special Tax - 3.6%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2031	8,000,000	9,180,274
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2033	8,000,000	9,406,953
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	4,870,000	5,418,558
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	26,245,000	29,525,483
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,660,796
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	7,555,000	6,180,056
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2029	8,000,000	8,871,715
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	5,235,000	5,899,869
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	10,470,000	11,957,115
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	13,090,000	15,143,712
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	3,410,000	3,992,420
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	3,055,000	3,618,749
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,000,000	2,171,084
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	4,230,000	3,506,643
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	28,000,000	28,053,553
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	18,000,000	17,956,415
		163,543,395
Transportation - 3.4%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	39,325,000	38,764,922
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,710,000	2,660,727
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	3,550,000	3,441,825
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	3,855,000	3,731,380
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2034	27,955,000	32,321,451
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	4,000,000	4,595,427
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (g)	2,755,000	3,001,903
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (g)	4,270,000	4,642,914
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (g)	4,665,000	5,058,587
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (g)	2,330,000	2,517,048
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (g)	1,590,000	1,709,993
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (g)	4,240,000	4,546,733
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (g)	10,300,000	10,989,787
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (g)	7,875,000	8,368,269
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (g)	6,665,000	7,046,640
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (g)	6,060,000	6,377,961
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (g)	3,030,000	3,176,864
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (g)	3,560,000	3,559,977
Port Auth NY & NJ Series 238, 5% 7/15/2038 (g)	2,085,000	2,301,365
Port Auth NY & NJ Series 238, 5% 7/15/2039 (g)	1,275,000	1,398,401
Port Auth NY & NJ Series 238, 5% 7/15/2040 (g)	1,120,000	1,224,261
		151,436,435
Water & Sewer - 0.3%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	3,500,000	3,734,172
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	11,240,000	12,333,168
		16,067,340
TOTAL NEW YORK		414,801,983
NORTH CAROLINA - 0.5%
Education - 0.0%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (g)	1,035,000	1,059,100
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	275,000	295,094
General Obligations - 0.1%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2044	4,000,000	4,266,248
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,120,000	2,249,994
		6,516,242
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	1,050,000	990,424
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,075,000	1,810,463
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	3,445,000	2,884,696
		5,685,583
Transportation - 0.3%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	1,265,000	1,340,592
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	1,040,000	1,097,159
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	2,910,000	3,054,303
Charlotte NC Arpt Rev Series B, 5% 7/1/2025 (g)	85,000	86,062
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (g)	85,000	87,950
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (g)	160,000	167,867
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (g)	135,000	141,425
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (g)	195,000	203,783
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (g)	210,000	218,974
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (g)	395,000	411,045
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (g)	420,000	436,463
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (g)	440,000	456,852
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (g)	460,000	477,176
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (g)	315,000	326,352
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (g)	255,000	263,732
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (g)	300,000	309,909
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (g)	975,000	998,770
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	1,190,000	1,214,175
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	5,490,000	4,471,535
		15,764,124
TOTAL NORTH CAROLINA		29,320,143
NORTH DAKOTA - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	5,480,000	3,980,154
OHIO - 2.2%
Education - 0.1%
Univ Akron Ohio Gen Rcpt 5% 1/1/2035	3,725,000	3,834,635
General Obligations - 0.1%
Bowling Green OH City Sch Dist Series 2024 B, 4% 10/1/2044	4,130,000	4,176,678
Columbus OH City Sch Dist 5% 12/1/2029	1,740,000	1,809,428
		5,986,106
Health Care - 1.2%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	7,285,000	7,396,681
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	2,475,000	2,515,587
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	1,645,000	1,712,858
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2027	2,060,000	2,191,379
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2028	2,060,000	2,213,809
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2029	4,130,000	4,429,615
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2030	3,520,000	3,760,827
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	3,470,000	3,283,645
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	2,080,000	1,893,008
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2033	3,685,000	3,685,673
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	975,000	918,998
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	5,600,000	5,475,866
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,815,000	1,854,193
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2034	370,000	375,270
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	2,725,000	2,830,896
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,550,000	1,634,228
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,645,000	1,750,982
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,750,000	1,871,885
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,850,000	1,988,870
		51,784,270
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	340,000	346,305
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	2,490,000	2,779,726
		3,126,031
Special Tax - 0.3%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	4,700,000	4,971,413
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	6,900,000	7,251,726
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	470,000	473,592
		12,696,731
State G.O. - 0.0%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (d)	1,850,000	1,860,198
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	3,870,000	3,001,597
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,265,000	1,180,489
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2030	2,000,000	2,165,390
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,665,000	1,798,464
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,000,000	2,157,651
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	420,000	452,848
		10,756,439
Transportation - 0.2%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	4,930,000	5,684,373
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	1,155,000	1,327,186
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042	2,150,000	1,034,339
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	240,000	273,337
		8,319,235
TOTAL OHIO		98,363,645
OKLAHOMA - 0.1%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,915,000	1,936,369
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	455,000	507,624
Special Tax - 0.1%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2028	1,050,000	1,070,407
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	1,160,000	1,181,165
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2036	830,000	843,503
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	1,655,000	1,672,161
		4,767,236
TOTAL OKLAHOMA		7,211,229
OREGON - 1.0%
General Obligations - 0.1%
City of Lake Oswego OR Gen. Oblig. 2.7% 6/1/2037	1,850,000	1,629,852
City of Lake Oswego OR Gen. Oblig. 2.75% 6/1/2038	1,960,000	1,713,084
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2036 (Oregon St Guaranteed)	1,525,000	1,461,476
		4,804,412
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,100,000	6,433,967
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2016 A, 4% 5/15/2041	1,680,000	1,681,327
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	5,975,000	4,737,748
		12,853,042
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	1,065,000	915,042
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,950,000	3,979,834
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2020 A, 3.5% 1/1/2051	1,750,000	1,749,332
		6,644,208
Transportation - 0.6%
Port of Portland Arpt Rev 5% 7/1/2041 (g)	12,420,000	13,312,601
Port of Portland Arpt Rev 5% 7/1/2045 (g)	2,980,000	3,104,886
Port of Portland Arpt Rev 5% 7/1/2052 (g)	10,500,000	11,074,123
		27,491,610
TOTAL OREGON		51,793,272
PENNSYLVANIA - 7.7%
Education - 0.6%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	1,200,000	576,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	2,450,000	1,176,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	2,730,000	1,310,400
Lehigh Cnty PA Gen Purp Auth Revs (Muhlenberg College, PA Proj.) Series 2017, 5% 2/1/2039	2,140,000	2,204,674
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	3,040,000	3,636,169
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	415,000	425,571
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	1,040,000	1,060,735
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2033	1,405,000	1,430,486
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2035	2,880,000	2,927,746
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	1,025,000	1,057,190
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	1,295,000	1,331,268
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2041	5,860,000	5,963,233
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	5,425,000	5,485,995
		28,585,467
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	4,745,000	5,244,496
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	2,685,000	2,689,862
		7,934,358
Escrowed/Pre-Refunded - 0.1%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2047 (Pre-refunded to 7/1/2027 at 100)	3,310,000	3,513,489
Doylestown PA Hosp Auth Hosp 5% 7/1/2046 (Pre-refunded to 7/1/2026 at 100)	225,000	233,987
Philadelphia PA Sch Dist Series F, 5% 9/1/2030 (Pre-refunded to 9/1/2026 at 100)	20,000	20,947
		3,768,423
General Obligations - 1.7%
Pennsylvania St Gen. Oblig. 5% 9/1/2032	10,000,000	11,674,468
Philadelphia PA Sch Dist 4% 9/1/2035	5,215,000	5,387,155
Philadelphia PA Sch Dist 5% 9/1/2027	8,020,000	8,325,594
Philadelphia PA Sch Dist 5% 9/1/2028	11,600,000	12,031,014
Philadelphia PA Sch Dist 5% 9/1/2028	6,705,000	6,954,134
Philadelphia PA Sch Dist 5% 9/1/2029	7,540,000	7,810,170
Philadelphia PA Sch Dist 5% 9/1/2033	2,540,000	2,752,135
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	2,480,000	2,705,016
Philadelphia PA Sch Dist 5% 9/1/2034	7,225,000	7,805,882
Philadelphia PA Sch Dist 5% 9/1/2036	1,575,000	1,667,690
Philadelphia PA Sch Dist 5% 9/1/2037	910,000	963,584
Philadelphia PA Sch Dist 5% 9/1/2038	1,450,000	1,532,538
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	2,115,000	2,190,541
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	5,625,000	5,814,866
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	1,055,000	1,069,414
		78,684,201
Health Care - 2.0%
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Municipal Corp Insured)	8,240,000	6,731,528
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	885,000	913,514
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	970,000	1,001,027
Doylestown PA Hosp Auth Hosp 5% 7/1/2046	980,000	990,672
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	2,070,000	2,075,133
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	2,135,000	2,137,421
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	4,140,000	4,142,804
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	330,000	333,554
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	1,035,000	1,065,491
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	1,745,000	1,817,822
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	1,285,000	1,349,598
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	1,385,000	1,444,389
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	1,815,000	1,885,869
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	1,240,000	1,285,240
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	1,305,000	1,351,199
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	1,405,000	1,452,629
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	4,150,000	4,275,154
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	4,990,000	5,115,787
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2043	5,795,000	5,858,269
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	2,900,000	2,714,127
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	3,595,000	3,749,171
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2026	830,000	856,651
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2027	830,000	859,210
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2028	830,000	858,117
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2034	3,045,000	3,111,880
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) 5% 7/1/2036	1,655,000	1,688,556
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2024	965,000	965,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	865,000	865,235
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	415,000	415,200
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2028	1,255,000	1,248,333
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2029	2,150,000	2,135,417
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	3,790,000	3,714,995
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2036	6,790,000	6,556,508
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2040	4,700,000	4,432,202
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	615,000	631,135
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	10,545,000	9,958,203
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,625,000	1,758,293
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2043	4,605,000	4,749,096
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2048	5,335,000	5,464,689
		101,959,118
Transportation - 2.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2038 (g)	2,545,000	2,565,743
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (g)	3,075,000	3,078,176
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2040 (g)	10,000,000	9,934,839
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2041 (g)	10,000,000	9,852,542
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2029 (g)	4,185,000	4,484,749
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2030 (g)	4,000,000	4,314,361
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2031 (g)	3,000,000	3,258,823
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (g)	4,000,000	4,330,124
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (g)	20,480,000	21,354,744
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (g)	12,420,000	12,885,795
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2038	6,680,000	7,428,458
Philadelphia PA Airport Rev 5% 7/1/2025	830,000	842,539
Philadelphia PA Airport Rev 5% 7/1/2026	830,000	863,861
Philadelphia PA Airport Rev 5% 7/1/2026 (g)	2,485,000	2,562,220
Philadelphia PA Airport Rev 5% 7/1/2027	660,000	703,226
Philadelphia PA Airport Rev 5% 7/1/2027 (g)	2,070,000	2,169,549
Philadelphia PA Airport Rev 5% 7/1/2028 (g)	2,485,000	2,597,918
Philadelphia PA Airport Rev 5% 7/1/2029 (g)	1,860,000	1,943,773
Philadelphia PA Airport Rev 5% 7/1/2032 (g)	2,485,000	2,582,408
Philadelphia PA Airport Rev 5% 7/1/2033 (g)	1,865,000	1,936,430
Philadelphia PA Airport Rev 5% 7/1/2034 (g)	3,310,000	3,433,592
Philadelphia PA Airport Rev 5% 7/1/2037 (g)	3,725,000	3,848,041
		106,971,911
Water & Sewer - 0.7%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	830,000	884,128
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	1,290,000	1,398,661
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	830,000	892,521
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2035	4,190,000	4,520,767
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2036	6,210,000	6,685,016
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2048	6,000,000	6,298,591
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	4,210,000	4,812,520
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	2,315,000	2,507,794
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	775,000	822,750
		28,822,748
TOTAL PENNSYLVANIA		356,726,226
PUERTO RICO - 1.3%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	16,678,786	11,320,506
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	11,630,913	11,640,853
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	4,213,000	4,203,796
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	1,360,000	1,419,899
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	3,902,632	4,214,007
		32,799,061
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031	9,290,000	7,164,814
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.55% 7/1/2040	2,000,000	2,010,361
		9,175,175
Water & Sewer - 0.4%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (f)	3,435,000	3,605,036
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (f)	1,085,000	1,040,187
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (f)	1,580,000	1,673,631
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	6,625,000	6,989,598
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (f)	5,545,000	5,315,983
		18,624,435
TOTAL PUERTO RICO		60,598,671
RHODE ISLAND - 1.1%
Education - 0.7%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2038	1,650,000	1,869,880
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	3,120,000	3,450,537
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2044	3,170,000	3,494,889
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	7,135,000	7,792,375
Rhode Island St Student Ln 3.5% 12/1/2034 (g)	1,200,000	1,164,462
Rhode Island St Student Ln 5% 12/1/2025 (g)	1,000,000	1,019,405
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (g)	1,480,000	1,583,469
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2031 (g)	4,830,000	5,246,245
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2030 (g)	1,900,000	2,051,576
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2031 (g)	1,960,000	2,125,048
		29,797,886
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2034 (Build America Mutual Assurance Co Insured)	750,000	868,581
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2035 (Build America Mutual Assurance Co Insured)	1,050,000	1,210,611
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2041 (Build America Mutual Assurance Co Insured)	1,675,000	1,902,846
		3,982,038
Health Care - 0.3%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	655,000	661,654
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	5,810,000	5,843,454
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2039	5,215,000	5,282,673
		11,787,781
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	685,000	689,747
TOTAL RHODE ISLAND		46,257,452
SOUTH CAROLINA - 1.8%
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	2,485,000	2,553,878
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	250,000	254,712
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2036	3,400,000	3,892,215
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	2,330,000	2,581,118
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	3,220,000	3,624,191
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	800,000	800,450
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2034	4,000,000	4,632,371
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	1,190,000	1,298,223
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	8,780,000	9,646,172
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	910,000	938,931
		30,222,261
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (g)	910,000	924,408
Health Care - 0.9%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	1,010,000	1,083,411
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	4,200,000	4,502,658
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2043	15,510,000	15,177,725
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	10,815,000	10,225,781
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	10,595,000	10,917,122
		41,906,697
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,265,000	1,278,805
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	1,520,000	1,697,370
		2,976,175
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	2,085,000	2,212,581
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2044 (g)(h)	900,000	992,859
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (g)(h)	3,140,000	3,428,619
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (g)(h)	4,275,000	4,652,276
		11,286,335
TOTAL SOUTH CAROLINA		87,315,876
SOUTH DAKOTA - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	250,000	259,023
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	250,000	265,988
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	470,000	499,511
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	540,000	570,002
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	3,355,000	2,696,881
		4,291,405
TOTAL SOUTH DAKOTA		4,291,405
TENNESSEE - 0.5%
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	2,200,000	2,138,845
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2031	1,000,000	1,081,720
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	1,250,000	1,347,765
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2035	765,000	819,277
		5,387,607
Housing - 0.1%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	415,000	353,604
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	505,000	412,979
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	300,000	259,220
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 5% 1/1/2053	4,550,000	4,744,152
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	890,000	887,333
		6,657,288
Transportation - 0.3%
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (g)	1,755,000	1,764,054
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (g)	9,580,000	9,973,298
		11,737,352
TOTAL TENNESSEE		23,782,247
TEXAS - 4.5%
Education - 0.4%
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2029	1,850,000	2,067,790
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	595,000	612,712
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2030	2,825,000	2,911,187
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	375,000	399,409
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	580,000	614,520
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	520,000	549,427
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	1,030,000	1,070,408
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	830,000	860,274
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	3,530,000	3,734,104
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2034	4,140,000	4,246,310
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	2,485,000	2,545,439
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	1,740,000	1,825,325
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,685,000	1,754,033
		23,190,938
Electric Utilities - 0.0%
Lower Colorado River Authority Series 2015D, 5% 5/15/2028	1,820,000	1,839,561
Escrowed/Pre-Refunded - 0.0%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	395,000	400,971
General Obligations - 0.6%
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2034	1,380,000	1,110,479
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	700,000	558,826
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	1,150,000	1,014,205
Cedar Park TX Gen. Oblig. 1.625% 2/15/2035	1,615,000	1,271,431
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2034	1,395,000	1,077,196
City of Waco TX Gen. Oblig. 2% 2/1/2034	3,395,000	2,945,342
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,035,000	864,877
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,800,000	1,875,022
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	2,400,000	1,991,965
Harris Cnty TX Gen. Oblig. 0% 8/15/2025 (National Public Finance Guarantee Corporation Insured)	2,485,000	2,419,646
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured)	4,140,000	3,701,629
Houston TX Gen. Oblig. 5% 3/1/2031	3,835,000	4,024,615
Houston TX Gen. Oblig. 5% 3/1/2032	1,635,000	1,712,308
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,800,000	2,173,489
Mansfield TX Gen. Oblig. 2.25% 2/15/2035	1,385,000	1,173,308
Prosper Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,774,051
Texas State Gen. Oblig. 5% 8/1/2034 (g)	3,185,000	3,518,045
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,706,679
Weatherford Tex Indpt Sch Dist 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,785,000	4,392,208
		40,305,321
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	1,115,000	1,140,282
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	390,000	401,394
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	1,570,000	1,612,466
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	830,000	851,094
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2036	545,000	555,667
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	930,000	946,646
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2038	1,325,000	1,345,902
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	1,310,000	1,319,149
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	625,000	664,893
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	1,655,000	1,751,388
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2047	1,890,000	1,936,095
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2043	1,500,000	1,562,545
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 4% 2/15/2035	4,140,000	4,165,750
		18,253,271
Housing - 0.4%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	6,385,000	7,136,186
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	4,268,195	3,851,911
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,665,000	2,668,732
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,670,000	2,708,435
		16,365,264
State G.O. - 0.0%
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (d)	1,980,000	2,251,460
Transportation - 2.3%
Austin Tex Airport Sys 5% 11/15/2026 (g)	830,000	831,216
Austin Tex Airport Sys 5% 11/15/2027 (g)	1,035,000	1,036,545
Austin Tex Airport Sys 5% 11/15/2028 (g)	1,240,000	1,241,838
Austin Tex Airport Sys Series 2014, 5% 11/15/2039 (g)	2,725,000	2,726,610
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (g)	830,000	858,464
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (g)	1,275,000	1,315,221
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (g)	1,005,000	1,034,366
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (g)	1,035,000	1,062,566
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (g)	1,385,000	1,419,949
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (g)	1,165,000	1,193,394
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2041 (g)	4,725,000	4,817,601
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2028	1,075,000	1,092,670
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (g)	1,000,000	1,033,562
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (g)	1,655,000	1,755,067
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (g)	1,765,000	1,866,220
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (g)	1,240,000	1,307,570
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (g)	1,450,000	1,526,228
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	2,655,000	2,808,484
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	3,100,000	2,992,507
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (g)	830,000	847,308
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (g)	1,780,000	1,812,797
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (g)	2,755,000	2,804,049
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (g)	1,655,000	1,684,022
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (g)	3,055,000	3,101,414
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2024 (g)	830,000	830,708
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (g)	830,000	846,083
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (g)	830,000	862,811
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (g)	830,000	860,662
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (g)	1,450,000	1,498,880
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (g)	1,035,000	1,069,362
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (g)	830,000	855,777
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (g)	1,840,000	1,894,616
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (g)	2,135,000	2,196,356
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (g)	830,000	853,349
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (g)	830,000	852,686
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2036 (g)	830,000	850,609
North TX Twy Auth Rev 3% 1/1/2051	16,575,000	12,472,303
North TX Twy Auth Rev 5% 1/1/2030	350,000	359,075
North TX Twy Auth Rev 5% 1/1/2031	830,000	851,739
North TX Twy Auth Rev 5% 1/1/2031	495,000	507,074
North TX Twy Auth Rev 5% 1/1/2033	975,000	1,016,287
North TX Twy Auth Rev 5% 1/1/2034	2,485,000	2,909,269
North TX Twy Auth Rev 5% 1/1/2034	1,240,000	1,291,150
North TX Twy Auth Rev 5% 1/1/2035	1,820,000	1,892,184
North TX Twy Auth Rev 5% 1/1/2036	1,035,000	1,060,581
North TX Twy Auth Rev 5% 1/1/2036	4,965,000	5,155,059
North TX Twy Auth Rev 5% 1/1/2037	6,625,000	6,869,311
North TX Twy Auth Rev Series 2015A, 5% 1/1/2032	2,775,000	2,784,976
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041 (h)	4,275,000	4,810,303
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042 (h)	1,395,000	1,596,289
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035 (h)	6,165,000	7,155,007
		106,372,174
Water & Sewer - 0.5%
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2035	1,000,000	1,046,435
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2039	5,000,000	5,125,382
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2040	2,000,000	2,040,719
Houston TX Util Sys Rev 5% 11/15/2033	2,000,000	2,247,120
Houston TX Util Sys Rev 5% 11/15/2034	2,500,000	2,801,426
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2037 (h)	1,650,000	1,866,284
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2041 (h)	1,060,000	1,173,147
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2044 (h)	1,605,000	1,754,903
Texas Wtr Dev Brd 3% 8/1/2039	1,165,000	1,073,655
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	3,000,000	2,399,666
		21,528,737
TOTAL TEXAS		230,507,697
UTAH - 1.3%
General Obligations - 0.0%
Weber Sch Dist Utah 2.25% 6/15/2034	1,230,000	1,075,830
Health Care - 0.3%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2043	5,500,000	5,881,067
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2050	9,000,000	9,511,106
		15,392,173
Transportation - 1.0%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (g)	1,655,000	1,673,223
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (g)	3,500,000	3,668,320
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (g)	3,090,000	3,229,172
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (g)	2,275,000	2,372,223
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (g)	4,345,000	4,521,500
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (g)	3,310,000	3,436,773
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (g)	3,310,000	3,429,284
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (g)	4,470,000	4,623,072
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (g)	3,520,000	3,636,269
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2031 (g)	2,000,000	2,108,985
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2032 (g)	4,310,000	4,536,581
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (g)	1,420,000	1,492,929
Salt Lake City UT Arpt Rev Series 2018A, 5.25% 7/1/2048 (g)	5,655,000	5,858,912
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (g)	2,000,000	2,194,528
		46,781,771
TOTAL UTAH		63,249,774
VERMONT - 0.6%
Education - 0.6%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	3,810,000	3,770,452
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	4,720,000	4,521,956
Vermont Edl & Hlth Bldgs Fin Agy (Middlebury College, VT Proj.) 5% 11/1/2049	18,500,000	19,567,234
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2028 (g)	1,430,000	1,498,881
		29,358,523
TOTAL VERMONT		29,358,523
VIRGINIA - 0.7%
General Obligations - 0.1%
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	725,000	770,999
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	4,505,000	4,634,575
		5,405,574
Health Care - 0.3%
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2030	1,035,000	1,035,578
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	3,000,000	2,370,377
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	525,000	523,630
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	595,000	596,395
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	1,240,000	1,280,301
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	540,000	555,476
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	350,000	359,513
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	665,000	682,820
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	1,820,000	1,866,601
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2031	2,070,000	2,115,810
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	1,240,000	1,264,551
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	1,240,000	1,263,493
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	830,000	836,932
		14,751,477
Special Tax - 0.3%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	9,900,000	10,854,244
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	2,000,000	2,162,057
		13,016,301
TOTAL VIRGINIA		33,173,352
WASHINGTON - 3.1%
Education - 0.5%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	5,005,000	3,972,933
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	1,770,000	1,823,287
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	1,825,000	1,877,914
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	1,880,000	1,913,268
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	2,845,000	2,890,834
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2040	2,795,000	2,824,965
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	3,515,000	3,070,835
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.375% 7/1/2063 (f)	4,125,000	4,578,559
		22,952,595
General Obligations - 1.4%
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2033	1,260,000	1,388,870
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	270,000	293,100
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2037	33,745,000	38,481,951
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,685,000	1,752,283
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	1,800,000	1,923,185
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	5,735,000	6,077,539
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	4,000,000	4,224,542
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	4,200,000	4,487,432
		58,628,902
Health Care - 0.4%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 4% 7/1/2028 (f)	100,000	97,651
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (f)	125,000	126,088
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (f)	100,000	100,160
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (f)	400,000	375,541
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2038	1,000,000	1,063,176
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	2,000,000	2,156,423
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	675,000	679,968
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	1,285,000	1,321,864
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	1,570,000	1,622,309
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	615,000	635,207
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	735,000	757,203
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	1,120,000	1,151,111
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	1,655,000	1,697,253
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	2,345,000	2,400,972
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	540,000	551,636
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	4,685,000	4,717,752
		19,454,314
Special Tax - 0.6%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	12,930,000	9,898,166
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	865,000	699,426
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	17,595,000	17,742,180
		28,339,772
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (g)	2,525,000	2,462,972
Port Seattle WA Rev Series B, 5% 10/1/2028 (g)	2,900,000	2,981,266
Port Seattle WA Rev Series B, 5% 10/1/2030 (g)	1,655,000	1,696,968
		7,141,206
TOTAL WASHINGTON		136,516,789
WEST VIRGINIA - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (d)	1,380,000	1,386,308
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	1,355,000	1,415,395
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	1,120,000	1,167,064
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	2,230,000	2,268,508
		4,850,967
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.45% 11/1/2033	1,250,000	1,250,362
TOTAL WEST VIRGINIA		7,487,637
WISCONSIN - 1.9%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (f)	720,000	748,851
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (f)	520,000	529,855
		1,278,706
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (f)	30,000	33,607
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2031 (Pre-refunded to 9/1/2027 at 100)	830,000	884,125
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2033 (Pre-refunded to 9/1/2027 at 100)	1,425,000	1,517,926
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2035 (Pre-refunded to 9/1/2027 at 100)	1,575,000	1,677,708
		4,113,366
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2038	1,780,000	1,368,967
Kohler Wis Sch Dist 2% 3/1/2039	1,230,000	915,830
Westosha Cent High Sch Dist Wis 1.625% 3/1/2032	1,010,000	843,395
Westosha Cent High Sch Dist Wis 2% 3/1/2035	1,000,000	814,047
Westosha Cent High Sch Dist Wis 2% 3/1/2036	1,005,000	799,518
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032	1,600,000	1,349,333
Wisconsin Rapids School District Series 2021, 2% 4/1/2038	2,100,000	1,505,385
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034 (h)	2,025,000	2,376,823
		9,973,298
Health Care - 1.2%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	9,350,000	7,502,302
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	2,095,000	1,978,664
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2029	820,000	882,308
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	7,550,000	7,876,496
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	2,640,000	2,022,777
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (f)	945,000	954,817
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (f)	1,055,000	1,057,955
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (f)	2,330,000	2,318,690
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2025 (f)	700,000	701,448
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (f)	1,095,000	1,112,986
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (f)	415,000	422,553
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (f)	415,000	419,506
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (f)	410,000	411,946
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (f)	775,000	776,229
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2035	1,210,000	1,288,869
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2040	540,000	563,552
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	3,890,000	3,867,643
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 4% 4/1/2039	2,140,000	2,143,335
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2028	1,965,000	2,003,427
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2029	2,550,000	2,597,753
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2030	2,805,000	2,853,682
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	4,350,000	4,249,521
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019 B 1, 2.825% 11/1/2028	80,000	77,520
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	540,000	532,026
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	1,755,000	1,755,227
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,875,000	2,062,504
		52,433,736
Industrial Development - 0.4%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	14,095,000	11,775,191
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (f)	4,700,000	4,074,482
		15,849,673
TOTAL WISCONSIN		83,648,779
TOTAL MUNICIPAL SECURITIES (Cost $4,628,220,658)		4,625,416,512

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $86,666,406)	3.50	86,649,593	86,666,922

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,714,887,064)	4,712,083,434
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(22,047,626)
NET ASSETS - 100.0%	4,690,035,808

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing - Security is in default.
(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,313,946 or 1.8% of net assets.

(g)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	30,159,321	532,227,517	475,725,873	1,148,339	6,752	(795)	86,666,922	3.4%
Total	30,159,321	532,227,517	475,725,873	1,148,339	6,752	(795)	86,666,922

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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